Related Party Balances and Transactions - Purchase of raw material, property and equipment (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 44,001	¥ 15,811
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	35,859	¥ 15,811
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 8,142